Commitments and Contingencies - Additional Information (Details) - 12 months ended Dec. 31, 2025 ¥ in Millions	USD ($)	CNY (¥)	CNY (¥)
Loss Contingencies [Line Items]
Restricted cash	$ 2,522,898
X-Charge Technology
Loss Contingencies [Line Items]
Provision	2,500,000	¥ 17.6
Restricted cash	$ 2,400,000		¥ 16.9